Share capital - Authorised, Issued, and Held in Reserve (Details) - R / shares	Jun. 30, 2018	Nov. 17, 2017	Nov. 16, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [line items]
Shares authorised	1,314,407,571			1,175,000,000	1,175,000,000
Shares issued	645,560,928			679,822,439	679,775,162	679,480,362
Unissued shares	668,846,643			495,177,561	495,224,838
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share (in Rand per share)	R 0			R 0	R 0
Shares authorised	1,127,690,590			1,127,690,590	1,127,690,590
Shares issued	623,081,550			651,436,793	651,389,516
Unissued shares	504,609,040			476,253,797	476,301,074
Sasol preferred ordinary shares of no par value
Disclosure of classes of share capital [line items]
Par value per share (in Rand per share)	R 0			R 0	R 0
Shares authorised	28,385,646			28,385,646	28,385,646
Shares issued	16,085,199			25,547,081	25,547,081
Unissued shares	12,300,447			2,838,565	2,838,565
Sasol BEE ordinary shares of no par value
Disclosure of classes of share capital [line items]
Par value per share (in Rand per share)	R 0			R 0	R 0
Shares authorised	158,331,335	158,331,335	18,923,764	18,923,764	18,923,764
Shares issued	6,394,179			2,838,565	2,838,565
Unissued shares	151,937,156			16,085,199	16,085,199